Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2016	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000042237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		$ 10,000		$ 10,828		$ 11,728		$ 11,800		$ 12,666		$ 13,242		$ 14,723		$ 13,421		$ 13,295		$ 15,242		$ 16,504
C000171408 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6 Shares at NAV
Accumulated Value	$ 10,000				$ 11,265		$ 11,337		$ 12,180		$ 12,746		$ 14,186		$ 12,935		$ 12,830		$ 14,706		$ 15,933
C000042234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,523		10,286		11,115		11,156		11,945		12,459		13,821		12,568		12,416		14,192		15,332
C000081597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,525		10,485		11,094		11,462		12,328		12,782		13,961		12,278		12,540		13,799		14,771
C000171409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6 Shares at NAV
Accumulated Value	10,000				11,127		11,562		12,480		12,976		14,223		12,543		12,853		14,185		15,235
C000081600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		10,000		11,030		11,701		12,115		13,069		13,576		14,870		13,107		13,421		14,805		15,887
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000		10,597	10,101	10,649	9,995	10,537	11,012	11,609	11,725	12,360	11,715	12,350	10,366	10,928	10,242	10,797	10,990	11,585	11,334	11,949
Lipper Flexible Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Flexible Income Funds Classification Average
Preferred Securities and Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Preferred Securities and Income Blended Benchmark
Accumulated Value	10,000	10,000		10,891	11,299	11,840	11,431	11,978	12,553	13,153	13,430	14,072	14,572	15,269	12,843	13,458	12,617	13,220	14,538	15,233	15,578	16,323
ICE BofA U S All Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000	10,000		10,968	10,913	11,631	11,088	11,818	12,112	12,909	12,854	13,700	13,881	14,794	12,292	13,101	12,269	13,077	14,055	14,980	14,848	15,825
Flexible Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Flexible Income Blended Benchmark
Accumulated Value	$ 10,000	$ 10,000		$ 10,934	$ 10,890	$ 11,531	$ 11,012	$ 11,660	$ 12,102	$ 12,814	$ 12,787	$ 13,540	$ 13,608	$ 14,408	$ 11,914	$ 12,614	$ 12,387	$ 13,116	$ 13,746	$ 14,554	$ 14,596	$ 15,455